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                            Prospectus Supplement to
                     VAN ECK WORLDWIDE BOND FUND PROSPECTUS
                               Dated May 1, 1999

Amendment to the Prospectus

Effective July 1, 1999, the Custodian of Van Eck Worldwide Insurance Trust will be State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

                         Supplement Dated July 14, 1999